UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ___________________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:_______________________________

Central Index Key Number of securitizer: _____________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0002099305

CAMBER CREDIT 2026-1 AUTO TRUST

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Benjamin Cohen

646.736.9481

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	Independent Accountant’s Agreed-Upon Procedures Report, dated January 30, 2026, of KPMG LLP (“KPMG”), with respect to certain due diligence services performed by KPMG.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 30, 2026

CAMBER CREDIT CAPITAL FUND LP
(Sponsor) By: Camber Credit Capital GP LLC, its general partner

By:	/s/ Benjamin Cohen
Name: Benjamin Cohen
Title: Chief Executive Officer